SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jan. 01, 2022	Dec. 31, 2021
Accounting Policies [Line Items]
Deferred revenues	$ 943		$ 943
Capitalized costs	943
Remaining performance obligations	943
Right of use assets and liabilities	$ 8,857
Accounting Standards Update 2016-02
Accounting Policies [Line Items]
Right of use assets and liabilities		$ 8,857